Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.6%)
Alphabet, Inc. - Class A *	12,973	15,074
Charter Communications, Inc. - Class A *	25,829	11,269
Electronic Arts, Inc. *	45,280	4,536
Facebook, Inc. - Class A *	75,753	12,636
Liberty Media Corp. - Liberty Formula One - Class C *	42,169	1,148
Match Group, Inc. *	51,691	3,414
Netflix, Inc. *	21,075	7,914
Omnicom Group, Inc.	31,813	1,746
Spotify Technology SA *	4,615	560
The Walt Disney Co.	57,006	5,507

Total		63,804

Consumer Discretionary (9.9%)
Amazon.com, Inc. *	14,506	28,283
D.R. Horton, Inc.	89,757	3,052
Dollar General Corp.	38,344	5,790
Lennar Corp. - Class A	66,044	2,523
McDonald’s Corp.	28,310	4,681
The TJX Cos., Inc.	117,597	5,622

Total		49,951

Consumer Staples (6.3%)
The Coca-Cola Co.	204,893	9,066
The Kroger Co.	73,496	2,214
Mondelez International, Inc.	146,989	7,361
The Procter & Gamble Co.	118,409	13,025

Total		31,666

Energy (2.8%)
BP PLC, ADR	39,098	954
Chevron Corp.	47,961	3,475
Concho Resources, Inc.	9,700	416
Diamondback Energy, Inc.	12,610	330
Exxon Mobil Corp.	110,799	4,207
Marathon Petroleum Corp.	55,297	1,306
Noble Energy, Inc.	58,413	353
Pioneer Natural Resources Co.	6,972	489
Schlumberger, Ltd.	57,024	769
TC Energy Corp.	37,420	1,658

Total		13,957

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials (10.2%)
American Express Co.	19,675	1,684
American International Group, Inc.	95,309	2,311
Apollo Global Management, Inc.	19,174	642
Athene Holding, Ltd. - Class A *	71,259	1,769
Bank of America Corp.	417,109	8,855
Berkshire Hathaway, Inc. - Class B *	16,937	3,097
The Blackstone Group, Inc. - Class A	101,789	4,639
The Charles Schwab Corp.	20,991	706
CME Group, Inc.	45,275	7,829
Equitable Holdings, Inc.	168,215	2,431
The Hartford Financial Services Group, Inc.	82,441	2,905
JPMorgan Chase & Co.	30,850	2,777
Marsh & McLennan Cos., Inc.	44,097	3,813
The Progressive Corp.	46,621	3,442
Raymond James Financial, Inc.	3,102	196
S&P Global, Inc.	10,908	2,673
TD Ameritrade Holding Corp.	48,911	1,695

Total		51,464

Health Care (14.7%)
Abbott Laboratories	84,451	6,664
Alnylam Pharmaceuticals, Inc. *	4,900	533
Anthem, Inc.	16,545	3,756
AstraZeneca PLC, ADR	190,608	8,513
Baxter International, Inc.	41,354	3,358
Bristol-Myers Squibb Co.	120,756	6,731
Centene Corp. *	27,100	1,610
Danaher Corp.	30,811	4,265
Edwards Lifesciences Corp. *	11,820	2,230
Eli Lilly & Co.	40,697	5,645
HCA Healthcare, Inc.	26,739	2,403
IDEXX Laboratories, Inc. *	7,416	1,796
Illumina, Inc. *	2,126	581
Incyte Corp. *	9,768	715
Intuitive Surgical, Inc. *	1,997	989
McKesson Corp.	10,900	1,474
Pfizer, Inc.	251,319	8,203
Regeneron Pharmaceuticals, Inc. *	1,211	591
Seattle Genetics, Inc. *	14,398	1,661

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Thermo Fisher Scientific, Inc.	17,365	4,925
UnitedHealth Group, Inc.	22,542	5,622
Vertex Pharmaceuticals, Inc. *	9,675	2,302

Total		74,567

Industrials (9.9%)
3M Co.	973	133
The Boeing Co.	10,306	1,537
Dover Corp.	13,268	1,114
Emerson Electric Co.	20,930	997
Equifax, Inc.	11,535	1,378
FedEx Corp.	30,348	3,680
Fortive Corp.	51,039	2,817
General Electric Co.	144,192	1,145
IHS Markit, Ltd.	24,457	1,467
Illinois Tool Works, Inc.	2,802	398
Ingersoll-Rand, Inc. *	100,031	2,481
J.B. Hunt Transport Services, Inc.	47,176	4,351
Lockheed Martin Corp.	16,988	5,758
Norfolk Southern Corp.	8,902	1,300
Northrop Grumman Corp.	15,610	4,723
Rockwell Automation, Inc.	14,737	2,224
Southwest Airlines Co.	52,606	1,873
Trane Technologies PLC	25,313	2,090
Uber Technologies, Inc. *	116,883	3,263
United Technologies Corp.	63,338	5,975
Wabtec Corp.	25,531	1,229

Total		49,933

Information Technology (22.2%)
Adobe Systems, Inc. *	6,499	2,068
Advanced Micro Devices, Inc. *	99,959	4,546
Apple, Inc.	97,891	24,893
FleetCor Technologies, Inc. *	20,536	3,831
Global Payments, Inc.	51,788	7,469
Intel Corp.	25,699	1,391
KLA-Tencor Corp.	18,355	2,638
Marvell Technology Group, Ltd.	151,080	3,419
Micron Technology, Inc. *	71,217	2,995
Microsoft Corp.	173,915	27,428
PayPal Holdings, Inc. *	33,670	3,224
salesforce.com, Inc. *	28,706	4,133
ServiceNow, Inc. *	6,144	1,761

Large Cap Core Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Slack Technologies, Inc. - Class A *	30,542	820
Splunk, Inc. *	7,990	1,009
SS&C Technologies Holdings, Inc.	68,436	2,999
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	49,199	2,351
Texas Instruments, Inc.	42,247	4,222
VeriSign, Inc. *	7,677	1,383
Visa, Inc. - Class A	48,948	7,886
Workday, Inc. - Class A *	12,213	1,590

Total		112,056

Materials (2.7%)
Ball Corp.	37,658	2,435
Celanese Corp. - Class A	33,540	2,461
Crown Holdings, Inc. *	24,211	1,405
FMC Corp.	29,709	2,427
International Paper Co.	26,782	834
Linde PLC	12,930	2,237
PPG Industries, Inc.	24,052	2,011

Total		13,810

Real Estate (3.7%)
Alexandria Real Estate Equities, Inc.	20,110	2,756
American Tower Corp.	28,088	6,116
Boston Properties, Inc.	19,101	1,762
Equinix, Inc.	7,153	4,468
Prologis, Inc.	44,250	3,556

Total		18,658

Utilities (4.5%)
Ameren Corp.	23,406	1,705
Avangrid, Inc.	15,958	699
Duke Energy Corp.	43,936	3,554
Edison International	24,763	1,357
Exelon Corp.	185,691	6,835
National Grid PLC	22,404	1,305
NRG Energy, Inc.	116,516	3,176
Sempra Energy	37,352	4,220

Total		22,851

Total Common Stocks (Cost: $510,054)		502,717

Investment Companies (0.1%)
Investment Companies (0.1%)
SPDR S&P 500 ETF Trust	2,081	536

Total		536

Total Investment Companies (Cost: $527)		536

Short-Term Investments (0.5%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	2,615,784	2,616

Total		2,616

Total Short-Term Investments (Cost: $2,616)		2,616

Total Investments (100.1%) (Cost: $513,197)@		505,869

Other Assets, Less Liabilities (-0.1%)		(300)

Net Assets (100.0%)		505,569

Large Cap Core Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $513,197 and the net unrealized depreciation of investments based on that cost was $7,328 which is comprised of $51,096 aggregate gross unrealized appreciation and $58,424 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$502,717	$—	$—
Investment Companies	536	—	—
Short-Term Investments	2,616	—	—

Total Assets:	$505,869	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand